Fixed Assets (Details) - Schedule of Accumulated Depreciation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated Depreciation [Line Items]
Balances	$ (483,847)	$ (445,301)
Depreciation charges in the period	(59,055)	(56,297)
Sales and disposals in the period	18,443	17,751
Other
Balances	(524,459)	(483,847)
Buildings [Member]
Schedule of Accumulated Depreciation [Line Items]
Balances	(165,563)	(161,422)
Depreciation charges in the period	(21,603)	(19,481)
Sales and disposals in the period	13,903	15,340
Other
Balances	(173,263)	(165,563)
Land [Member]
Schedule of Accumulated Depreciation [Line Items]
Balances
Depreciation charges in the period
Sales and disposals in the period
Other
Balances
Equipment [Member]
Schedule of Accumulated Depreciation [Line Items]
Balances	(247,744)	(220,607)
Depreciation charges in the period	(28,674)	(27,498)
Sales and disposals in the period	1,131	361
Other
Balances	(275,287)	(247,744)
Other [Member]
Schedule of Accumulated Depreciation [Line Items]
Balances	(70,540)	(63,272)
Depreciation charges in the period	(8,778)	(9,318)
Sales and disposals in the period	3,409	2,050
Other
Balances	$ (75,909)	$ (70,540)